BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2023
BASIS OF PRESENTATION
BASIS OF PRESENTATION

2.    BASIS OF PRESENTATION

2.1 Statement of compliance

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and in accordance with the rules and regulations of Canadian securities regulators and the United States Securities and Exchange Commission.

The financial statements are presented in United States dollars (“US$” or “$”). The functional currency of the entity is determined separately in accordance with Accounting Standards Codification (“ASC”) 830 – Foreign Currency Matters and is measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The functional currency of Ayr is US$.